Equity Instruments (Details) - Equity instruments - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets (unpledged)	$ 586.9	$ 231.4
Financial assets (pledged as collateral)	6,337.2	4,446.6
Equity instruments	$ 6,924.1	$ 4,678.0